Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 2,894,555	$ 3,862,716	$ 2,355,060
Investment in U.S. Treasury Bills at fair value
Inventory	6,580	6,580
Prepaid expenses	162	15,665	11,055
Deposit	98,480	98,480
Total Current Assets	2,999,777	3,983,441	2,366,115
Property and Equipment, net	74,218	87,861	110,943
Investment in gold bullions	441,777	437,251	437,212
Operating lease right-of-use asset, net	107,444	58,849	104,124
Security deposit	3,518	3,518	3,518
Total Assets	3,626,734	4,570,920	3,021,912
Current Liabilities
Note payable - related party		1,617,000	1,657,000
Royalty agreement payable - related party		65,292	65,292
Operating lease liability, current	52,708	39,200	44,577
Convertible note payable, net of debt discount			503,423
Loan payable	50,244	95,244	60,000
Total Current Liabilities	8,570,531	8,072,083	8,162,646
Long Term Liabilities
Loan payable, net of current			95,244
Operating lease liability, net of current	54,736	20,697	59,897
Total Liabilities	8,625,267	8,092,780	8,317,787
Commitments and Contingencies (Note 9)
Stockholders’ Deficit
Preferred stock, value
Common Stock Issuable	22,000	22,000	22,000
Additional paid-in capital	10,963,202	10,834,729	9,894,179
Accumulated Deficit	(48,362,146)	(46,657,000)	(42,814,986)
Total Stockholders’ Deficit	(4,998,533)	(3,521,860)	(5,295,875)
Total Liabilities and Stockholders’ Deficit	3,626,734	4,570,920	3,021,912
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value	5,217,800	5,217,800	5,217,800
Common Class A [Member]
Stockholders’ Deficit
Common stock, value	27,160,611	27,060,611	22,385,132
Common Class B [Member]
Stockholders’ Deficit
Common stock, value
Nonrelated Party [Member]
Current Liabilities
Accounts payable and accrued expenses	519,653	540,339	587,794
Related Party [Member]
Current Liabilities
Accounts payable and accrued expenses	6,265,634	5,715,008	5,244,560
Note payable - related party	1,617,000	1,617,000	$ 1,657,000
Royalty agreement payable - related party	$ 65,292	$ 65,292